Condensed financial information of the Company	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the Company

25.	Condensed financial information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2026	2025
ASSETS
Current assets:
Cash and cash equivalents	$862	$207,511
Deferred expenses	—	52,500
Amounts due from subsidiaries	3,719,219	3,701,752
Amounts due from related parties	-	93,686
Investment in subsidiaries	4,344,752	10,595,038
TOTAL ASSETS	$8,064,833	$14,650,487
LIABILITIES
Current liabilities:
Amounts due to related parties	—	7,107
Interest payable	61,482
Accrued expenses and liabilities	208,267	297,405
Promissory note to related parties	1,000,000	600,000
TOTAL LIABILITIES	$1,269,749	$904,512

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 16,199,451 and 15,929,451 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	3,240	3,186
Preference shares, par value $0.0002 per share, 5,000,000 shares authorized; 1,000,000 and 0 shares issued and outstanding as of March 31, 2026 and March 31, 2025, respectively	200	-
Additional paid-in capital	19,072,173	17,872,227
Statutory reserve	—	40,590
Accumulated deficit	(12,690,751)	(4,232,288)
Accumulated other comprehensive income	410,222	62,260
TOTAL SHAREHOLDERS’ EQUITY	$6,795,084	$13,745,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$8,064,833	$14,650,487

Condensed statements of loss

	For the years ended March 31,
	2026	2025	2024
Revenue	$—	$—	$—
Cost of revenue	—	—	—
Gross profit	—	—	—
Operating expenses:
General and administrative expenses	$(1,898,577)	$(1,413,467)	$(825,582)
Share of loss in subsidiaries	(6,548,341)	(6,155,143)	(4,629,554)
Others, net	(52,135)	(12,842)	732,990
Loss before income tax provision	(8,499,053)	(7,581,452)	(4,722,146)
Provision for income tax	—	—	—
Net loss	$(8,499,053)	$(7,581,452)	$(4,722,146)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of comprehensive loss

	For the years ended March 31,
	2026	2025	2024
Net loss	$(8,499,053)	$(7,581,452)	$(4,722,146)
Other comprehensive income/(loss)	347,962	107,698	(733,539)
Total comprehensive loss	$(8,151,091)	$(7,473,754)	$(5,455,685)

Condensed cash flow

	For the years ended March 31,
	2026	2025	2024
Net cash used in operating activities	$(606,950)	$(624,183)	$(966,510)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	400,000	600,000	—
Net cash outflow	$(206,950)	$(24,183)	$(966,510)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

The parent company only condensed financial information is not the general-purpose financial statements of the reporting entity and should be read in conjunction with the consolidated financial statements of the Company.